Document and Entity Information	3 Months Ended
Dec. 27, 2013
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Financial Statements have been updated to include financials for the quarterly period ending December 27, 2013
Document Period End Date	Dec. 27, 2013
Trading Symbol	MNK
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Entity Filer Category	Non-accelerated Filer